STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-Based Compensation Costs
Stock-based compensation costs under the Plans for the three and six month periods ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015

Research and development	$215,388	$284,947	$387,209	$554,750
General and administrative	797,544	672,004	1,534,156	1,368,209

Total	$1,012,932	$956,951	$1,921,365	$1,922,959

Stock-based compensation costs under the Plan for the year ended December 31, 2015 and 2014 are as follows:

	Year Ended December 31,
	2015	2014

Research and development	$804,739	$979,792
General and administrative	2,668,021	3,543,876

Total	$3,472,760	$4,523,668

Schedule of Share-based Compensation, Activity
The Company issued the following stock options during the three and six month periods ended June 30, 2016 and 2015, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015

Stock Options	2,371,151	-	2,459,799	-
Market Options	1,621,106	-	1,621,106	-
Total granted	3,992,257	-	4,080,905	-

During the years ended December 31, 2015 and December 31, 2014 the Company issued the following stock options:
	Year Ended December 31,
	2015	2014

Options granted	73,399	2,423,742

Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model
The Company estimated the fair value of the stock options granted using the Black-Scholes option-pricing model. The Company estimated the fair value of the Market Options granted using the Monte Carlo simulation model. The following key assumptions were used for both option grants for the three and six months ended June 30, 2016 as no options were granted in the three and six months ended June 30, 2015:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015

Expected volatility	85% - 156%	N/A	82% - 156%	N/A
Expected term	6 - 10 years	N/A	6 - 10 years	N/A
Dividend yield	0.0%	N/A	0.0%	N/A
Risk- free interest rate	1.14% - 1.58%	N/A	1.14% - 1.58%	N/A
Stock price	0.37	N/A	$0.30 - $0.37	N/A
Forfeiture rate	0.0%	N/A	0.0%	N/A

The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014

Expected volatility	82%	86% - 92%
Expected term	6 years	6 years
Dividend yield	0.0%	0.0%
Risk- free interest rate	1.64%	1.57% - 1.63%
Stock price	$0.36 - $0.37	$0.85 - $2.90
Forfeiture rate	0.0%	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding
A summary of the status of the options issued under the Company’s Plans at June 30, 2016, and information with respect to the changes in options outstanding, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2015	7,027,658	$2.57	$-
Granted	4,080,905	0.37	886
Exercised	-	-	-
Cancelled	(97,757)	2.23	-
Options outstanding at June 30, 2016	11,010,806	$1.76	$886

Options vested and expected to vest at June 30, 2016	11,010,806	$1.76	$886

Exercisable at June 30, 2016	5,997,540	$2.59	$123

Shares available for grant under the 2016 Plan	5,007,743

A summary of the status of the options issued under the Plan at December 31, 2015, and information with respect to the changes in options outstanding is as follows:

		Weighted-	Aggregate
	Number of	Average	Intrinsic
	Shares	Exercise Price	Value

Options outstanding at December 31, 2014	7,339,118	$2.59	$-
Granted	73,399	-	-
Exercised	-	-	-
Cancelled	(384,859)	$2.51	-
Options outstanding at December 31, 2015	7,027,658	$2.57	$-

Options vested and expected to vest at December 31, 2015	7,027,658	$2.57	$-

Exercisable at December 31, 2015	4,975,174	$2.67	$-

Shares available for grant under the 2005 Plan	4,087,657

Summary of Stock Options Outstanding
The following table summarizes information about stock options outstanding at June 30, 2016:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price

$0.30	88,648	9.53	$0.30	12,312	$0.30
$0.36	48,399	9.35	$0.36	9,410	$0.36
$0.37	4,017,257	9.77	$0.37	103,397	$0.37
$0.85	136,785	8.35	$0.85	72,192	$0.85
$1.30	100,000	8.27	$1.30	50,000	$1.30
$2.40	5,097,075	6.71	$2.40	4,485,864	$2.40
$2.90	1,420,259	7.57	$2.90	1,161,982	$2.90
$8.00	65,000	4.07	$8.00	65,000	$8.00
$19.38	37,383	1.78	$19.38	37,383	$19.38

Total	11,010,806	7.97	$1.76	5,997,540	$2.59

The following table summarizes information about stock options outstanding at December 31, 2015:

	Outstanding			Exercisable
		Weighted-
		Average	Weighted-
		Remaining	Average		Weighted-
	Number of	Contractual	Exercise	Number of	Average
Exercise Price	Shares	Life (Years)	Price	Shares	Exercise Price

$0.36	48,399	9.84	$0.36	1,344	$0.36
$0.37	25,000	9.84	$0.37	-	$0.37
$0.85	136,785	8.84	$0.85	49,394	$0.85
$1.30	100,000	8.77	$1.30	31,250	$1.30
$2.23	97,757	0.25	$2.23	97,757	$2.23
$2.40	5,097,075	7.21	$2.40	3,752,444	$2.40
$2.90	1,420,259	8.07	$2.90	940,602	$2.90
$8.00	65,000	4.57	$8.00	65,000	$8.00
$19.38	37,383	2.28	$19.38	37,383	$19.38

Total	7,027,658	7.32	$2.57	4,975,174	$2.67